[USAA                USAA PRECIOUS METALS AND MINERALS FUND
EAGLE
LOGO (R)]                 SUPPLEMENT DATED MAY 26, 2006
                                TO THE PROSPECTUS
                              DATED OCTOBER 1, 2005

There will be a Special Meeting of Shareholders of the Fund on July 19, 2006, to vote on, among other things, a proposed reorganization of the Fund. In connection with the reorganization, which if approved by shareholders would take effect on August 1, 2006, the Fund's diversification status would change from diversified to non-diversified and the Fund's secondary objective of current income would be eliminated. Details of the proposed reorganization are set forth in a proxy statement that was filed with the U.S. Securities and Exchange Commission on May 26, 2006.

                                                                      60155-0506

[USAA                        USAA INTERNATIONAL FUND
EAGLE
LOGO (R)]                 SUPPLEMENT DATED MAY 26, 2006
                                TO THE PROSPECTUS
                              DATED OCTOBER 1, 2005

There will be a Special Meeting of Shareholders of the Fund on July 19, 2006, to vote on, among other things, a proposed reorganization of the Fund. In connection with the reorganization, which if approved by shareholders would take effect on August 1, 2006, the Fund's secondary objective of current income would be eliminated. Details of the proposed reorganization are set forth in a proxy statement that was filed with the U.S. Securities and Exchange Commission on May 26, 2006.


                                                                      60157-0506

[USAA                  USAA GROWTH AND TAX STRATEGY FUND
EAGLE
LOGO (R)]                 SUPPLEMENT DATED MAY 26, 2006
                                TO THE PROSPECTUS
                              DATED OCTOBER 1, 2005

There will be a Special Meeting of Shareholders of the Fund on July 19, 2006, to vote on, among other things, a proposed reorganization of the Fund. In connection with the reorganization, which if approved by shareholders would take effect on August 1, 2006, the benchmark index used in calculating the Fund's performance fees would change from the Lipper Balanced Funds Index to a composite index composed of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. Details of the proposed reorganization are set forth in a proxy statement that was filed with the U.S. Securities and Exchange Commission on May 26, 2006.


                                                                      60158-0506

[USAA                         USAA INVESTMENT TRUST
EAGLE                     SUPPLEMENT DATED MAY 26, 2006
LOGO (R)]          TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 1, 2005
                        AS SUPPLEMENTED DECEMBER 1, 2005

                              USAA INVESTMENT TRUST
                          (TOTAL RETURN STRATEGY FUND)
                          SUPPLEMENT DATED MAY 26, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006




Dr. Laura T. Starks has resigned from the Board of Trustees.


                                                                      60303-0506